General and Administrative Expenses_Details Of Mileage Stock(Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩) shares	Dec. 31, 2019 KRW (₩)
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Number of granted shares	[1]	78,706
Remaining shares		65,944
Explanation Of Effect Of Mileage Stock On Financial Positions		Mileage stock is exercisable for two years after one year from the grant date. When the mileage stock is exercised, the closing price of prior month is applied. However, in case of transfer or retirement during the vesting period, mileage stock is exercisable at the closing price of the last month prior to transfer or retirement.
Liabilities From Mileage Stock | ₩		₩ 2,862	₩ 2,705
Explanation Of Effect Of Mileage Stock On Profit Or Loss		The shares are assessed based on the stock price as of December 31, 2020. These shares are vested immediately at grant date.
Expense From Mileage Stock Transactions With Employees | ₩		₩ 1,086	₩ 1,334
Stock Granted in 201801
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jan. 10, 2018
Number of granted shares	[1]	19,197
Expected exercise period (Years)	[2]	0.02
Remaining shares		13,522
Stock Granted in 201802
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Feb. 12, 2018
Number of granted shares	[1]	9
Expected exercise period (Years)	[2]	0.12
Remaining shares		3
Stock Granted in 201803
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 02, 2018
Number of granted shares	[1]	115
Expected exercise period (Years)	[2]	0.25
Remaining shares		82
Stock Granted in 201804
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 30, 2018
Number of granted shares	[1]	86
Expected exercise period (Years)	[2]	0.33
Remaining shares		49
Stock Granted in 201805
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		May 08, 2018
Number of granted shares	[1]	170
Expected exercise period (Years)	[2]	0.35
Remaining shares		140
Stock Granted in 201806
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jun. 01, 2018
Number of granted shares	[1]	140
Expected exercise period (Years)	[2]	0.41
Remaining shares		106
Stock Granted in 201807
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jul. 02, 2018
Number of granted shares	[1]	180
Expected exercise period (Years)	[2]	0.5
Remaining shares		123
Stock Granted in 201808
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 07, 2018
Number of granted shares	[1]	194
Expected exercise period (Years)	[2]	0.6
Remaining shares		149
Stock Granted in 201809
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 09, 2018
Number of granted shares	[1]	47
Expected exercise period (Years)	[2]	0.6
Remaining shares		31
Stock Granted in 201810
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 14, 2018
Number of granted shares	[1]	30
Expected exercise period (Years)	[2]	0.62
Remaining shares		26
Stock Granted in 201811
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 16, 2018
Number of granted shares	[1]	130
Expected exercise period (Years)	[2]	0.62
Remaining shares		93
Stock Granted in 201812
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Sep. 07, 2018
Number of granted shares	[1]	106
Expected exercise period (Years)	[2]	0.68
Remaining shares		77
Stock Granted in 201813
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Oct. 04, 2018
Number of granted shares	[1]	129
Expected exercise period (Years)	[2]	0.76
Remaining shares		78
Stock Granted in 201814
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 01, 2018
Number of granted shares	[1]	258
Expected exercise period (Years)	[2]	0.83
Remaining shares		200
Stock Granted in 201815
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 06, 2018
Number of granted shares	[1]	236
Expected exercise period (Years)	[2]	0.85
Remaining shares		168
Stock Granted in 201816
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 03, 2018
Number of granted shares	[1]	132
Expected exercise period (Years)	[2]	0.92
Remaining shares		127
Stock Granted in 201817
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 04, 2018
Number of granted shares	[1]	21
Expected exercise period (Years)	[2]	0.92
Remaining shares		21
Stock Granted in 201818
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 07, 2018
Number of granted shares	[1]	91
Expected exercise period (Years)	[2]	0.93
Remaining shares		78
Stock Granted in 201819
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 12, 2018
Number of granted shares	[1]	64
Expected exercise period (Years)	[2]	0.95
Remaining shares		32
Stock Granted in 201820
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 18, 2018
Number of granted shares	[1]	271
Expected exercise period (Years)	[2]	0.96
Remaining shares		237
Stock Granted in 201821
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 19, 2018
Number of granted shares	[1]	42
Expected exercise period (Years)	[2]	0.96
Remaining shares		34
Stock Granted in 201822
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 31, 2018
Number of granted shares	[1]	127
Expected exercise period (Years)	[2]	1
Remaining shares		106
Stock Granted in 201901
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jan. 11, 2019
Number of granted shares	[1]	26,580
Expected exercise period (Years)	[2]	1.03
Remaining shares		21,231
Stock Granted in 201902
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Feb. 01, 2019
Number of granted shares	[1]	12
Expected exercise period (Years)	[2]	1.08
Remaining shares		8
Stock Granted in 201903
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 01, 2019
Number of granted shares	[1]	167
Expected exercise period (Years)	[2]	1.25
Remaining shares		96
Stock Granted in 201904
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 18, 2019
Number of granted shares	[1]	105
Expected exercise period (Years)	[2]	1.29
Remaining shares		81
Stock Granted in 201905
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Apr. 22, 2019
Number of granted shares	[1]	33
Expected exercise period (Years)	[2]	1.3
Remaining shares		33
Stock Granted in 201906
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jul. 01, 2019
Number of granted shares	[1]	109
Expected exercise period (Years)	[2]	1.5
Remaining shares		87
Stock Granted in 201907
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 29, 2019
Number of granted shares	[1]	39
Expected exercise period (Years)	[2]	1.66
Remaining shares		39
Stock Granted in 201908
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Sep. 02, 2019
Number of granted shares	[1]	50
Expected exercise period (Years)	[2]	1.67
Remaining shares		50
Stock Granted in 201909
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 01, 2019
Number of granted shares	[1]	119
Expected exercise period (Years)	[2]	1.83
Remaining shares		95
Stock Granted in 201910
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 08, 2019
Number of granted shares	[1]	14
Expected exercise period (Years)	[2]	1.85
Remaining shares		14
Stock Granted in 201911
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 05, 2019
Number of granted shares	[1]	56
Expected exercise period (Years)	[2]	1.93
Remaining shares		54
Stock Granted in 201912
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 06, 2019
Number of granted shares	[1]	84
Expected exercise period (Years)	[2]	1.93
Remaining shares		84
Stock Granted in 201913
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 31, 2019
Number of granted shares	[1]	87
Expected exercise period (Years)	[2]	2
Remaining shares		87
Stock Granted in 202001
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jan. 18, 2020
Number of granted shares	[1]	28,645
Expected exercise period (Years)	[2]	2.05
Remaining shares		27,672
Stock Granted in 202002
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		May 12, 2020
Number of granted shares	[1]	46
Expected exercise period (Years)	[2]	2.36
Remaining shares		46
Stock Granted in 202003
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Jun. 30, 2020
Number of granted shares	[1]	206
Expected exercise period (Years)	[2]	2.5
Remaining shares		206
Stock Granted in 202004
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Aug. 26, 2020
Number of granted shares	[1]	40
Expected exercise period (Years)	[2]	2.65
Remaining shares		40
Stock Granted in 202005
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Oct. 29, 2020
Number of granted shares	[1]	160
Expected exercise period (Years)	[2]	2.83
Remaining shares		160
Stock Granted in 202006
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 06, 2020
Number of granted shares	[1]	45
Expected exercise period (Years)	[2]	2.85
Remaining shares		45
Stock Granted in 202007
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Nov. 30, 2020
Number of granted shares	[1]	35
Expected exercise period (Years)	[2]	2.92
Remaining shares		35
Stock Granted in 202008
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 02, 2020
Number of granted shares	[1]	57
Expected exercise period (Years)	[2]	2.92
Remaining shares		57
Stock Granted in 202009
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 04, 2020
Number of granted shares	[1]	154
Expected exercise period (Years)	[2]	2.93
Remaining shares		154
Stock Granted in 202010
Disclosure Of Terms And Conditions Of Mileage Stock Line Items [Line Items]
Grant date		Dec. 30, 2020
Number of granted shares	[1]	88
Expected exercise period (Years)	[2]	3
Remaining shares		88

[1]	Mileage stock is exercisable for two years after one year from the grant date. When the mileage stock is exercised, the closing price of prior month is applied. However, in case of transfer or retirement during the vesting period, mileage stock is exercisable at the closing price of the last month prior to transfer or retirement.
[2]	The shares are assessed based on the stock price as of December 31, 2020. These shares are vested immediately at grant date.